Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 11 — Stockholders’ Equity

Preferred Stock

On June 29, 2021, the Company filed a certificate of designation with the Delaware Secretary of State to establish its series A convertible preferred stock. The Company designated a total of 8,000 shares of its preferred stock as series A convertible preferred stock. The series A convertible preferred stock has the following voting powers, designations, preferences and relative rights, qualifications, limitations, or restrictions:

Dividend Rights. Prior to February 14, 2022 (the IPO Date), holders of series A convertible preferred stock were entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which increased to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021. Holders of series A convertible preferred stock are no longer entitled to dividends.

Liquidation Rights. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or upon a change of control, the holders of series A convertible preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the series A convertible preferred stock were fully converted (disregarding for such purposes any conversion limitations) to common stock which amounts shall be paid pari passu with all holders of common stock.

Voting Rights. The series A convertible preferred stock have no voting rights except as set forth below. As long as any shares of series A convertible preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the series A convertible preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series A convertible preferred stock or alter or amend the certificate of designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the series A convertible preferred stock, (c) amend the certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series A convertible preferred stock, or (d) enter into any agreement with respect to any of the foregoing.

Conversion Rights. Each share of series A convertible preferred stock is convertible, at any time and from time to time from at the option of the holder thereof, into that number of shares of common stock determined by dividing the stated value of such share of series A convertible preferred stock (plus any accrued but unpaid dividends thereon) by the conversion price. The conversion price is initially equal $0.6667 (subject to adjustments). Notwithstanding the foregoing, the Company shall not effect any conversion, and a holder shall not have the right to convert, any portion of the series A convertible preferred stock to the extent that, after giving effect to the conversion, such holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares issuable upon the conversion. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

On July 1, 2021, the Company completed a private placement in which it sold an aggregate of 6,000 shares of series A convertible preferred stock and warrants for the purchase of an aggregate of 8,999,552 shares of common stock to certain investors for gross proceeds of $6,000,000. On August 18, 2021, the completed an additional closing of this private placement in which it sold 2,000 shares of series A convertible preferred stock and warrants for the purchase of 2,999,852 shares of common stock for gross proceeds of $2,000,000.

During the first quarter of 2022, the holders converted an aggregate of 7,000 shares of series A convertible preferred stock into 10,499,469 shares of common stock.

Common Stock

On April 21, 2021, the Company issued 45,000 shares of common stock for compensation valued at $4 per share.

On April 21, 2021, the Company issued 20,000 shares of common stock for services rendered valued at $2 per share.

On February 16, 2022, the Company entered into an underwriting agreement with Dawson James Securities, Inc., as representative of the several underwriters named on Schedule I thereto, relating to its IPO of units, each unit consisting of one share of common stock, a series A warrant to purchase one share of common stock and a series B warrant to purchase one share of common stock. Pursuant to the underwriting agreement, the Company agreed to sell 1,440,000 units to the underwriters, at a purchase price per unit of $9.10 (the offering price to the public of $10.00 per unit minus the underwriters’ discount), and also agreed to grant to the underwriters a 45-day option to purchase up to 216,000 additional shares of common stock, up to 216,000 additional series A warrants, and/or up to 216,000 additional series B warrants, in any combination thereof, at a purchase price to the public of $9.98 per share and $0.01 per warrant, less underwriting discounts and commissions, solely to cover over-allotments, if any.

On February 18, 2022, the closing of the IPO was completed. At the closing, the underwriters partially exercised the option and purchased 206,390 series A warrants and 206,390 series B warrants. Therefore, the Company sold 1,440,000 shares of common stock, 1,646,390 series A warrants and 1,646,390 series B warrants for total gross proceeds of $14,404,128. After deducting the underwriting commission and expenses, the Company received net proceeds of $12,738,288.

On February 18, 2022, the Company issued 386,460 shares of common stock upon the conversion of the 5% secured subordinated convertible promissory note in the principal amount of $1,900,000 issued to Justin Francisco and Steven Rubert in connection with the acquisition of Nexus.

On February 18, 2022, the Company issued 623,200 shares of common stock upon the conversion of the 6% secured subordinated convertible promissory note in the principal amount of $3,000,000 issued to Sasson E. Moulavi in connection with the acquisition of DSO.

On February 18, 2022, the Company issued 229,834 shares of common stock upon the conversion of the convertible promissory note in the principal amount of $500,000 issued to East West Capital LLC.

On February 18, 2022, the Company issued 42,500 additional shares of common stock to the stockholders of GSP and 14,723 additional shares of common stock to certain vendors of GSP in accordance with the terms of the contribution and exchange agreement described above. The number of shares issued in the prior year was based on an expected IPO value of $10.00 per share. Based on the actual IPO share allocation of the unit, it was determined that the Company would issue the additional 42,500 shares.

On February 18, 2022, the Company issued an aggregate of 2,168,492 shares of common stock to various lenders pursuant to future equity agreements which required the Company to issue shares of common stock upon closing of the IPO.

On March 10, 2022, the Company granted restricted stock awards for an aggregate of 877,000 shares of common stock to certain directors, officers, and consultants. A total of 677,000 of these shares vested in full on the date of grant. The remaining 200,000 shares, which were granted to independent directors, vest monthly over a one-year period which were recorded as a prepaid of $140,700 at September 30, 2022. A total of 547,000 of these shares were granted under the 2020 Stock Incentive Plan described below. The remaining 330,000 were granted under the 2022 Equity Incentive Plan described below. The shares, valued at $822,626, were based on the closing trading price per share of $0.938 on the date of the grant.

On April 8, 2022, the Company issued 73,267 shares of common stock to Bevilacqua PLLC upon conversion of its convertible promissory note in the principal amount of $73,727 (see Note 9).

On June 9, 2022, the Company issued 195,495 shares of common stock to a director upon a cashless exercise of a stock option.

During the nine months ended September 30, 2022, a total of 1,439,230 of the series B warrants were exercised on a cashless basis and the Company issued 1,439,230 shares of common stock upon such exercise.

During the nine months ended September 30, 2022, the Company issued an aggregate of 10,499,469 shares of common stock upon the conversion of 7,000 shares of series A convertible preferred stock.

Stock Options and Warrants

In September 2020, the Company adopted its 2020 Incentive Plan (the “2020 Plan”) under which the Company is authorized to issue awards for up to 2,000,000 shares of common stock to directors, officers, employees, and consultants who provide services to the Company. Awards that may be granted include incentive stock options, non-qualified stock options and awards of restricted stock.

At September 30, 2022 and December 31, 2021, there were 7,505 and 550,000 shares of common stock available for issuance under the 2020 Plan, respectively. On April 13, 2021, the Company granted an option for the purchase of 200,000 shares of common stock at an exercise price of $0.01 to Ronald Altbach, a director. On June 9, 2022, Mr. Altbach exercised this option on a cashless basis and the Company issued 195,495 shares of common stock to Mr. Altbach. The Company did not issue any other stock options under the 2020 Plan during the nine months ended September 30, 2022 and 2021.

In January 2022, the Company adopted its 2022 Equity Inventive Plan (the “2022 Plan”) under which the Company is authorized to issue awards for up to 2,000,000 shares of common stock to directors, officers, employees, and consultants who provide services to the Company. Awards that may be granted include incentive stock options, non-qualified stock options, stock appreciation rights, restricted awards, performance share awards and performance compensation awards. At September 30, 2022, there were 342,000 shares of common stock available for issuance under the 2022 Plan.

On August 12, 2022, the Company issued stock options to employees under the 2022 Plan for an aggregate of 1,328,000 shares of common stock. The stock options have an exercise price of $0.63 per share, will vest quarterly over a three-year period and expire ten (10) years after the date of issuance; provided that an option granted to Alfonso J. Cervantes, Jr., the Company’s Executive Chairman, for the purchase of 300,000 shares of common stock has an exercise price of $0.693 per share and expires five (5) years after the date of issuance. The Company did not issue any other stock options under the 2022 Plan during the nine months ended September 30, 2022.

The Company recognized $0 of compensation expense related to the vesting of options during the nine months ended September 30, 2022 and 2021.

The series A warrants sold in the IPO are exercisable until the fifth anniversary of the issuance date at an exercise price equal to $7.00 per share and may be exercised on a cashless basis if the issuance of common stock upon exercise of the warrants is not covered by an effective registration statement. The exercise price and number of shares of common stock issuable upon exercise of the series A warrants may be adjusted in certain circumstances, including in the event of a stock dividend, extraordinary dividend on or recapitalization, reorganization, merger, or consolidation.

The series B warrants sold in the IPO are exercisable until the fifth anniversary of the issuance date at an exercise price equal to $10.00 per share and may be exercised on a cashless basis, whereby the holder will receive one share of common stock for each series B warrant exercised. As of September 30, 2022, 1,439,230 of the series B warrants were exercised on a cashless basis and we issued 1,439,230 shares of common stock upon such exercise.

The following is a summary of options and warrants granted, exercised, forfeited and outstanding during the nine months ended September 30, 2022:

	Stock Options		Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2022	1,450,000	$0.01	14,802,006	$5.18
Granted	1,328,000	0.63	3,382,780	3.95
Exercised	195,495	0.01	1,439,230	—
Forfeited	4,505	0.01	275,988	—
Outstanding at September 30, 2022	2,578,000	$0.33	16,469,568	$4.52
Exercisable at September 30, 2022	1,250,000		16,469,568

Valuation Assumptions for Stock Options and Warrants

The fair value of each option and warrant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.90%
Expected volatility	80%
Expected life (years)	5
Dividend yield	0%

The expected life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. The risk-free rate is based on the U.S. Treasury yield constant maturity in effect at the time of grant for periods corresponding with the expected life of the option.

Note 11 — Stockholders’ Equity

Preferred Stock

On June 29, 2021, the Company filed a certificate of designation with the Delaware Secretary of State to establish its series A convertible preferred stock. The Company designated a total of 8,000 shares of its preferred stock as series A convertible preferred stock. The series A convertible preferred stock has the following voting powers, designations, preferences and relative rights, qualifications, limitations or restrictions:

Dividend Rights. Holders of series A convertible preferred stock are entitled to receive cumulative dividends at a rate of 7.5% of the stated value per share ($1,000, subject to adjustment) per annum, which shall increase to 15% per annum after November 23, 2021 and 24% per annum after December 31, 2021; provided, however, that no dividends shall accrue following the IPO Date. The dividends shall be calculated on the basis of a 360-day year, consisting of twelve 30 calendar day periods, and shall accrue daily and shall be deemed to accrue whether or not earned or declared and whether or not there are profits, surplus or other funds legally available for the payment of dividends. Any dividends that are not paid within three (3) trading days following a dividend payment date shall continue to accrue and shall entail a late fee at the rate of 15% per annum or the lesser rate permitted by applicable law.

Liquidation Rights. Prior to the IPO Date, upon any liquidation, dissolution or winding-up of our company, whether voluntary or involuntary, or upon a change of control, the holders of series A convertible preferred stock shall be entitled to receive out of the assets of the Company an amount equal to the greater of (a) 150% of the stated value, plus any accrued and unpaid dividends thereon, for each share held, and (b) the amount that could otherwise be received by a holder for the shares issuable upon conversion of the series A convertible preferred stock in full (ignoring for such purposes any conversion limitations) before any distribution or payment shall be made to the holders of common stock. Following the IPO Date, upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or upon a change of control, the holders of series A convertible preferred stock shall be entitled to receive out of the assets of the Company the same amount that a holder of common stock would receive if the series A convertible preferred stock were fully converted (disregarding for such purposes any conversion limitations) to common stock which amounts shall be paid pari passu with all holders of common stock.

Voting Rights. Until the IPO Date, the holders of series A convertible preferred stock shall have the same voting rights as the holders of common stock (on an as-if-converted-to-common-stock-basis). On and after the IPO Date, the series A convertible preferred stock shall have no voting rights except as set forth below. As long as any shares of series A convertible preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the series A convertible preferred stock, (a) alter or change adversely the powers, preferences or rights given to the series A convertible preferred stock or, after the IPO Date, alter or amend the certificate of designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the series A convertible preferred stock, (c) amend the Company’s certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of series A convertible preferred stock, (d) prior to the IPO Date, increase the number of authorized shares of common stock or series A convertible preferred stock, (e) prior to the IPO Date, repay, repurchase or offer to repay, repurchase or otherwise acquire more than a de minimis number of shares of common stock or securities convertible into or exchangeable for common stock, (f) prior to the IPO Date, repurchases of common stock or securities convertible into or exchangeable for common stock of departing officers and directors, (g) prior to the IPO Date, pay cash dividends or distributions on any equity securities, (h) prior to the IPO Date, enter into any change of control transaction (as defined in the certificate of designation) or (i) either prior to the IPO Date or after the IPO Date, as applicable, enter into any agreement with respect to any of the foregoing.

Conversion Rights. Each share of series A convertible preferred stock is convertible, at any time and from time to time from at the option of the holder thereof, into that number of shares of common stock determined by dividing the stated value of such share of series A convertible preferred stock (plus any accrued but unpaid dividends thereon) by the conversion price. The conversion price is initially equal $0.6667 (subject to adjustments); provided, however, if the pre-money valuation of the Company on the IPO Date is less than $75,000,000, the conversion price shall be reduced to equal the product of (i) the then conversion price and (ii) the quotient obtained by dividing (A) the pre-money valuation of the Company on the IPO Date and (B) $75,000,000. Notwithstanding the foregoing, the Company shall not effect any conversion, and a holder shall not have the right to convert, any portion of the series A convertible preferred stock to the extent that, after giving effect to the conversion, such holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares issuable upon the conversion. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to us.

On July 1, 2021, the Company completed a private placement in which it sold an aggregate of 6,000 shares of series A convertible preferred stock and warrants for the purchase of an aggregate of 8,999,552 shares of common stock to certain investors for gross proceeds of $6,000,000. On August 18, 2021, the completed an additional closing of this private placement in which it sold 2,000 shares of series A convertible preferred stock and warrants for the purchase of 2,999,852 shares of common stock for gross proceeds of $2,000,000.

Common Stock

On April 21, 2021, the Company issued 45,000 shares of common stock for compensation valued at $4 per share.

On April 21, 2021, the Company issued 20,000 shares of common stock for services rendered valued at $2 per share.

On December 6, 2021, the Company issued 42,500 shares of common stock valued at $425,000 in connection with the acquisition of GSP.

On June 15, 2020, the Company issued 6,625,000 shares of common stock for services rendered valued at $66,250.

Between June 15, 2020 and November 30, 2020, the Company issued 5,180,000 shares of common stock for compensation valued at $51,800.

Stock Options and Warrants

In 2020, the Company adopted its 2020 Incentive Plan (the “2020 Plan”) under which the Company is authorized to issue a total of 2,000,000 qualified stock options and nonqualified stock options to purchase common stock, to be granted to employees, and certain consultants or independent advisors who provide services to the Company. The maximum term of the options is ten (10) years. The Board of Directors has the right to accelerate the vesting period of the options based upon the performance of the employees and other reasons that would benefit the Company.

At December 31, 2021 and 2020, there were 550,000 and 750,000 stock options, respectively, available for issuance.

The Company recognized $1,000 of compensation expense related to the vesting of options during the year ended December 31, 2021.

The following is a summary of options granted, exercised, forfeited and outstanding during the year ended December 31, 2021:

	2021-Stock Options		2021-Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	1,250,000	$0.01	1,382,441	$0.01
Granted	200,000	0.01	13,419,565	5.78
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,450,000	$0.01	1,480,157	$5.18
Exercisable at December 31,	1,450,000		1,480,157
Available for issuance at December 31,	550,000		—

The following is a summary of options granted, exercised, forfeited and outstanding during the year ended December 31, 2020:

	2020-Stock Options		2020-Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	—	$0.01	89,996	$0.01
Granted	1,250,000	0.01	1,2452,449	0.01
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,250,000	$0.01	1,542,445	$0.01
Exercisable at December 31,	1,250,000		89,996
Available for issuance at December 31,	750,000		—

During 2021, there were 200,000 stock options granted. At December 31, 2021, total future compensation costs related to non-vested stock options, less estimated forfeitures are approximately $3,000 and will be recognized over the next three years. During 2020, there were 1,250,000 stock options granted.

Valuation Assumptions for Stock Options and Warrants

The fair value of each option was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2021	2020
Risk-free interest rate	0.36%	1.69%
Expected volatility	77%	81%
Expected life (years)	5	5
Dividend yield	0%	0%

The expected life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. The risk-free rate is based on the U.S. Treasury yield constant maturity in effect at the time of grant for periods corresponding with the expected life of the option.